EQUITY-ACCOUNTED INVESTMENTS - Schedule of Changes in Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Equity Accounted Investments [Roll Forward]
Balance, as at December 31, 2025			$ 4,087
Investments			89
Disposals			(196)
Share of earnings	$ 45	$ (57)	66	$ (73)
Share of other comprehensive loss			(48)
Dividends received			(128)
Foreign exchange translation and other			(156)
Balance as at June 30, 2026	$ 3,714		$ 3,714